INCOME TAXES (Schedule of Income Before Taxes) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Cayman		(8,121,177)	8,452,012	(30,010,398)
China		(104,847,452)	(18,142,299)	80,657,817
Income/(loss) before income tax expense/(benefit)	$ (18,661,088)	(112,968,629)	(9,690,287)	50,647,419